TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
Schedule of Trade and Other Payables
	December 31, 2021 US$’000	December 31, 2020 US$’000
Trade payables	6,763	7,103
Payroll taxes	398	688
Employee related social insurance	130	344
Accruals and other liabilities	7,595	8,850
Deferred income	141	4,445
Deferred government grants	69	-
Other payables	31	-
Government COVID-19 loans (Note 4)	-	2,905

	15,127	24,335